CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Management Series (the “Registrant”) (1933 Act File No. 2-69565) certifies (a) that the forms of statement of additional information used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 103 (“Amendment No. 103”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 103 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-18-000819) on April 26, 2018.

Calvert Absolute Return Bond Fund

Calvert Responsible Municipal Income Fund

CALVERT MANAGEMENT SERIES

By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: May 2, 2018